Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the straight-line method over the estimated useful lives of the assets
%
Computers and peripheral equipment	15 – 33
Office furniture and equipment	7 – 15
Leasehold improvement	(*)

(*)      Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.